Total
FIERA CAPITAL U.S. EQUITY LONG-TERM QUALITY FUND
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FIERA CAPITAL U.S. EQUITY LONG-TERM QUALITY FUND	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FIERA CAPITAL U.S. EQUITY LONG-TERM QUALITY FUND		Investor Class	Institutional Class
Management Fee		0.55%	0.55%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.33%	0.33%
Total Annual Fund Operating Expenses		1.13%	0.88%
Less Fee Waiver/Expense Reimbursement	[2]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		1.00%	0.75%
[1]	“Other Expenses” are based on actual Other Expenses incurred by the Fund for its fiscal period ended March 31, 2022.
[2]	The Fund’s investment adviser, Fiera Capital Inc. (the “Adviser”), and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, but excluding Distribution Fees, taxes, interest, brokerage commissions and extraordinary expenses of the Fund), to the extent necessary to limit the ordinary operating expenses of the Fund to 1.00% and 0.75% for Investor Class Shares and Institutional Class Shares, respectively, per annum of each Share class’s average daily net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the month in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund’s ordinary operating expenses to exceed: (1) the Expense Limitation in effect at the time the expense was paid or absorbed; and (2) the Expense Limitation in effect at the time of recapture. The Expense Limitation Agreement will remain in effect through October 31, 2023, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of this Prospectus.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Since the waivers and/or reimbursements shown in the “Annual Fund Operating Expenses” table above expire as indicated in the preceding table, they are only reflected in the one-year example and the first year of the other examples. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:

Expense Example - FIERA CAPITAL U.S. EQUITY LONG-TERM QUALITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	102	346	610	1,363
Institutional Class	77	268	475	1,072

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which will not be reflected in annual fund operating expenses or in the example above, will reduce the Fund’s performance. For the fiscal period ended March 31, 2022, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

StonePine Asset Management Inc., the Fund’s sub-adviser (the “Sub-Adviser”), subject to the oversight of the Adviser, seeks to achieve the Fund’s investment objective by investing substantially in a portfolio of U.S. equities. The Fund generally expects to focus on issuers with market capitalizations in excess of $1 billion. The Sub-Adviser seeks to invest in what the Sub-Adviser believes are quality companies, i.e., companies that the Sub-Adviser considers to have, among other things, an ability to generate an elevated level of return on invested capital significantly above the cost of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in the United States. For these purposes, a company is considered located in the United States if: (i) the company’s securities are principally traded on a U.S. securities exchange or (ii) the company is organized in the United States. Equity securities include common stock, preferred stock, convertible debt securities and depositary receipts.

In pursuing the Fund’s investment objective, the Sub-Adviser employs a bottom-up stock selection approach which results in a portfolio generally ranging from 20 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Sub-Adviser looks for quality companies that have growth potential that are believed to be trading at attractive valuations.

The portfolio management team expects to take a longer-term investment perspective, generally seeking to hold investments in companies for at least 5 years. In evaluating whether to sell a security, the Sub-Adviser considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Sub-Adviser believes there are more attractive opportunities available for investment by the Fund.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Principal Investment Risks

The Fund’s investments are subject to a variety of risks that may cause the Fund’s net asset value (“NAV”) to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser and Sub-Adviser will achieve the Fund’s objective.

As an investor in the Fund, your investment is subject to the following risks:

●	Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions or factors.

●	Market Risk. The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. An investment in the Fund could lose money over short or long periods.

The pandemic caused by coronavirus disease 2019 and variants thereof (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties due to COVID-19 and any other disease/virus epidemics. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

●	Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

●	Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology/technology-related sectors and consumer non-cyclical sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

The Fund may also be more susceptible to the particular risks that may affect companies in the consumer non-cyclical sector than if it were invested in a wider variety of companies in unrelated sectors. Investments in the consumer non-cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. Performance of companies in the consumer non-cyclical sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer non-cyclical sector are also affected by changes in government regulation, global economic, environmental and political events, and economic conditions.

●	Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

●	Depositary Receipts Risk. Depositary receipts are issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (“ADRs”). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

●	Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

●	Convertible Securities Risk. The Fund may invest in convertible securities, which are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Performance Information: Annual Total Returns

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Investor Class share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this Prospectus) for the periods shown with a broad measure of market performance. Returns shown in the table prior to January 2022 were achieved prior to management by the Sub-Adviser.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

The Investor Class year-to-date return through June 30, 2022 is -19.90%.
Best Quarter	Worst Quarter
19.72%	-15.17%
Q2 2020	Q1 2020

Average Annual Total Returns for Periods Ended December 31, 2021
Average Annual Total Returns - FIERA CAPITAL U.S. EQUITY LONG-TERM QUALITY FUND		1 Year	Since Inception	Inception Date
Investor Class		32.93%	29.68%	Sep. 30, 2019
Investor Class | After Taxes on Distributions		32.66%	29.36%	Sep. 30, 2019
Investor Class | After Taxes on Distributions and Sales		19.69%	23.37%	Sep. 30, 2019
Institutional Class		33.27%	29.98%	Sep. 30, 2019
Institutional Class | After Taxes on Distributions		32.93%	29.60%	Sep. 30, 2019
Institutional Class | After Taxes on Distributions and Sales		19.93%	23.60%	Sep. 30, 2019
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	28.71%	25.31%	Sep. 30, 2019
[1]	The S&P 500 Index is an equity index which tracks the stocks of 500 large-cap U.S. companies..